Note 2 - Stock-based Compensation (Details Textual) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	0	0